Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [Abstract]
Schedule of Detailed Information of Cash and Cash Equivalents
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Cash on hand and at banks	80,346	75,978
Deposits held at licensed payment platforms	1,877	1,255
	82,223	77,233
Included in cash and cash equivalents per balance sheet	81,154	77,233
Included in assets classified as held for sale	1,069	—